Revenue and expenses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And Expenses [Line Items]
Employee share purchase plan, matching contribution, percentage	75.00%	75.00%
Impairment loss recognised in profit or loss, property, plant and equipment	$ 322,249
Bottom of range [member]
Disclosure Of Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	1.00%	1.00%
Top of range [Member]
Disclosure Of Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	10.00%	10.00%
Manitoba [Member]
Disclosure Of Revenue And Expenses [Line Items]
Profit sharing plan, percentage	10.00%	10.00%
Peru [Member]
Disclosure Of Revenue And Expenses [Line Items]
Profit sharing plan, percentage	8.00%	8.00%